Stock-based Compensation - Restricted Common Stock Awards and Restricted Stock Units Activity (Details)			6 Months Ended	12 Months Ended
		Nov. 19, 2021	Jun. 30, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares		Dec. 31, 2020 $ / shares shares
Average Grant-Date Fair Value
Stock splits ratio		4.969669		4.969669
Restricted Common Stock Awards
Number of Shares of Restricted Common Stock Awards
Unvested beginning balance (in shares)			5,479,451	8,944,464		0
Granted (in shares)				2,086,827		1,799,811
Retroactive conversion of shares due to the business combination (in shares)						7,144,653
Forfeited (in shares)				(904,698)
Vested (in shares)			(208,682)	(4,647,142)
Unvested ending balance (in shares)			5,270,769	5,479,451		8,944,464
Average Grant-Date Fair Value
Unvested beginning balance (in dollars per share) | $ / shares	[1]		$ 1.8	$ 1.27		$ 0
Granted (in dollars per share) | $ / shares	[1]			2.66		1.27
Retroactive conversion of shares due to the business combination (in dollars per share) | $ / shares	[1]					1.27
Forfeited (in dollars per share) | $ / shares	[1]			1.27
Vested (in dollars per share) | $ / shares			2.66	1.27	[1]
Unvested ending balance (in dollars per share) | $ / shares			$ 1.77	$ 1.8	[1]	$ 1.27	[1]
Stock splits ratio		4.969669
Restricted Stock Units (RSUs)
Number of Shares of Restricted Common Stock Awards
Unvested beginning balance (in shares)			2,395,789	0
Granted (in shares)			8,300,343
Granted and vested (in shares)				503,821
Retroactive conversion of shares due to the business combination (in shares)				2,000,003
Forfeited (in shares)			(121,145)	(2,485)
Vested (in shares)			(267,033)	(105,550)	[2]
Unvested ending balance (in shares)			10,307,954	2,395,789		0
Average Grant-Date Fair Value
Unvested beginning balance (in dollars per share) | $ / shares	[1]		$ 9.73	$ 0
Granted (in dollars per share) | $ / shares			5.96
Granted and vested (in dollars per share) | $ / shares	[1]			9.6
Retroactive conversion of shares due to the business combination (in dollars per share) | $ / shares	[1]			9.6
Forfeited (in dollars per share) | $ / shares			9.77	9.97	[1]
Vested (in dollars per share) | $ / shares			9.26	6.75	[1],[2]
Unvested ending balance (in dollars per share) | $ / shares			$ 6.71	$ 9.73	[1]	$ 0	[1]
Restricted stock issued for tax withholdings (in shares)				45,396

[1]	These amounts give effect to the 1-to-4.969669 Stock Split in connection with the Business Combination that occurred on November 19, 2021.
[2]	These shares were net settled for 45,396 shares to cover the required withholding tax upon vesting.